Vessels in Operation, less Accumulated Depreciation - Additional Information (Detail) $ in Thousands					12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 17, 2015 USD ($) Unit	Mar. 11, 2015 USD ($) Unit	Oct. 28, 2014 USD ($) Unit	Dec. 31, 2015 USD ($) Unit Vessel
Property, Plant and Equipment [Line Items]
Vessel impairment charge					$ 44,700
Gain on sale of vessels					$ 93
Number of vessels | Vessel					18
Number of vessels pledged as collateral under 2019 notes, revolving credit facility and secured term loan | Vessel					17
OOCL [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel					3
OOCL [Member] | OOCL Tianjin [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition, purchase price				$ 55,000
Size of acquired vessel in TEUs | Unit				8,063	8,063
Vessel acquisition date					Oct. 28, 2014
OOCL [Member] | OOCL Qingdao [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition, purchase price			$ 53,600
Size of acquired vessel in TEUs | Unit			8,063		8,063
Vessel acquisition date					Mar. 11, 2015
OOCL [Member] | OOCL Ningbo [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition, purchase price		$ 53,600
Size of acquired vessel in TEUs | Unit		8,063			8,063
Vessel acquisition date					Sep. 17, 2015
Sea Consortium [Member] | Ville d' Aquarius [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment charge	$ 22,203
Sea Consortium [Member] | Ville d' Orion [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment charge	$ 22,497